BANK LOANS (Tables)	6 Months Ended
Dec. 31, 2025
BANK LOANS
Schedule of short-term bank loans

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Industry and Commercial Bank of China (“ICBC”) (1)	¥10,000,000	¥10,000,000	$1,429,981
China Construction Bank (2)	1,106,009	1,106,120	158,173
Industry and Commercial Bank of China (“ICBC”) (3)	476,327	476,364	68,119
Bank of Nanjing (4)	—	4,003,322	572,468
Total short-term bank loans	¥11,582,336	¥15,585,806	$2,228,741
(1)	On June 6, 2025, BHD drew down ¥10,000,000 ($1,429,981) under its revolving loan facility with ICBC as working capital for a term of one year, maturing on June 5, 2026. This loan is pledged by the self-owned housing property of one of the founders of BHD with carrying value of approximately ¥17.0 million ($2.4 million) as collateral for this loan.
(2)	On June 3, 2025, FGS entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,105,000 ($158,013) as working capital for twelve months, with a maturity date of June 3, 2026. The loan has a fixed interest rate of 3.65% per annum. Some non-controlling shareholder of FGS was co-borrower and bore joint and several liability for this loan.
(3)	On June 18, 2025, FGS entered into a revolving loan facility with ICBC to borrow up to ¥476,000 ($68,067) as working capital for 360 days, with a maturity date of June 13, 2026. The loan has a fixed interest rate of 2.75% per annum.
(4)	On November 12, 2025 and December 26, 2025, NJ entered into two working capital loan agreements with Bank of Nanjing, each amounting to ¥2,000,000 with a term of twelve months. The maturity dates were November 11, 2026 and December 25, 2026, respectively. Both loans have a fixed interest rate of 2.3% per annum.